SHARE-BASED PAYMENTS (Textual) (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 24, 2017 CNY (¥)	Apr. 30, 2016 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2019 USD ($)	Apr. 01, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the options granted will generally vest in four or five equal installments over a service period (the “2016 Service Options”) while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company’s ordinary shares is achieved (the “2016 Market Options”).
Share-based compensation			¥ 47,889	$ 6,879	¥ 18,631	¥ 95,307
Accelerated vesting of stock options granted			309,000	309,000	432,500
Accelerated vesting of stock options granted					50,000
Weighted-average grant-date fair value for vested options | $ / shares				$ 2.38
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $									$ 128
Share Incentive Plan 2016 [Member]
Share-based compensation	¥ 90,335		¥ 21,896	$ 3,170
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			¥ 9,981	$ 1,434	¥ 168,917	¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			1,333,000	1,333,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $									4,126
Share Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						5,000,000	5,000,000			4,800,000
Share-based compensation			¥ 13,081	$ 1,894
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			720,000	720,000
Weighted-average grant-date fair value for vested options | $ / shares				$ 2.63
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $									7,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			¥ 9,981		¥ 0				$ 1,434
Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								7,000,000
2017 Modification Date [Member]
Share-based compensation						¥ 2,329	$ 358
Employee [Member] | Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,985,000